UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA    June 27, 2012


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      136

Form 13F Information Table Entry Total:       $549,777



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
3M Company	COM	88579Y101	7692	85846	SH		Sole		85846	0	0
Abbott Laboratories	COM	002824100	5815	90192	SH		Sole		90192	0	0
Ace Limited	SHS	H0023R105	10955	147778	SH		Sole		147778	0	0
Agnico Eagle Mines	COM	008474108	6625	163748	SH		Sole		163748	0	0	`
Akamai Technologies Inc	COM	00971T101	6014	189425	SH		Sole		189425	0	0
Amphenol Corp Cl A	CL A	032095101	1940	35321	SH		Sole		35321	0	0
Apache Corporation	COM	037411105	335	3808	SH		Sole		3808	0	0
Apple Computer Inc	COM	037833100	2083	3566	SH		Sole		3566	0	0
Aspen Technology Inc	COM	045327103	7792	336602	SH		Sole		336602	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	886	19801	SH		Sole		19801	0	0
AT&T Incorporated	COM	00206R102	851	23876	SH		Sole		23876	0	0
Automatic Data Processing Inc	COM	053015103	4301	77268	SH		Sole		77268	0	0
Avery Dennison Corp	COM	053611109	420	15362	SH		Sole		15362	0	0
Bank of Nova Scotia	COM	064149107	470	9071	SH		Sole		9071	0	0
Barrick Gold Corp	COM	067901108	262	6980	SH		Sole		6980	0	0
Becton Dickinson & Co	COM	075887109	265	3547	SH		Sole		3547	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	6622	53	SH		Sole		53	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	1502	18025	SH		Sole		18025	0	0
Blackrock Debt Strategies Fund	COM	09255R103	47	11406	SH		Sole		11406	0	0
Blackrock Muni Income Trust	SH BEN INT	09248F109	234	14918	SH		Sole		14918	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	1249	30802	SH		Sole		30802	0	0
Bristol Myers Squibb Co	COM	110122108	765	21275	SH		Sole		21275	0	0
Brown Forman Corp Cl B	CL B	115637209	291	3000	SH		Sole		3000	0	0
Brown-Forman Corp Cl A	CL A	115637100	475	5000	SH		Sole		5000	0	0
Carmax Incorporated	COM	143130102	5212	200906	SH		Sole		200906	0	0
Caterpillar Incorporated	COM	149123101	270	3175	SH		Sole		3175	0	0
Central Fund Canada	CL A	153501101	9692	489755	SH		Sole		489755	0	0
CH Robinson Worldwide Inc	COM NEW	12541W209	246	4200	SH		Sole		4200	0	0
ChevronTexaco Corp	COM	166764100	10585	100328	SH		Sole		100328	0	0
Cisco Systems Inc	COM	17275R102	813	47366	SH		Sole		47366	0	0
Clean Harbors Inc	COM	184496107	6543	115976	SH		Sole		115976	0	0
Coca Cola Company	COM	191216100	2634	33685	SH		Sole		33685	0	0
Colgate Palmolive Co	COM	194162103	10525	101100	SH		Sole		101100	0	0
Comcast Corp Cl A Special	CL A SPL	20030N200	206	6560	SH		Sole		6560	0	0
ConocoPhillips	COM	20825C104	1386	24809	SH		Sole		24809	0	0
Core Laboratories NV	COM	N22717107	9727	83927	SH		Sole		83927	0	0
Cullen Frost Bankers Inc	COM	229899109	3148	54764	SH		Sole		54764	0	0
CVS/Caremark Corporation	COM	126650100	6267	134107	SH		Sole		134107	0	0
Danaher Corporation	COM	235851102	11674	224155	SH		Sole		224155	0	0
Darden Restaurants Inc	COM	237194105	269	5310	SH		Sole		5310	0	0
Devry Inc Del	COM	251893103	2654	85680	SH		Sole		85680	0	0
Dex One Corp. 	COM	25212W100	32	35000	SH		Sole		35000	0	0
Du Pont E I De Nemours	COM	263534109	8791	173846	SH		Sole		173846	0	0
Eaton Vance Enhanced Equity Inc Fund	COM	278277108	124	11718	SH		Sole		11718	0	0
Ecolab Incorporated	COM	278865100	7733	112834	SH		Sole		112834	0	0
Edwards Lifesciences Corp	COM	28176E108	1016	9835	SH		Sole		9835	0	0
EGShares Emerging Markets Consumer ETF	EGS EMKTCONS ETF	268461779	6382	276179	SH		Sole		276179	0	0
Emerson Electric Co	COM	291011104	974	20903	SH		Sole		20903	0	0
Exelon Corporation	COM	30161N101	284	7542	SH		Sole		7542	0	0
Expeditors Intl Wash Inc	COM	302130109	543	14000	SH		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	19970	233375	SH		Sole		233375	0	0
FMC Technologies	COM	30249U101	3248	82791	SH		Sole		82791	0	0
Frontier Communications Corp	COM	35906A108	3296	860481	SH		Sole		860481	0	0
General Electric Co	COM	369604103	17438	836759	SH		Sole		836759	0	0
General Mills Inc	COM	370334104	775	20110	SH		Sole		20110	0	0
Genuine Parts Co	COM	372460105	211	3500	SH		Sole		3500	0	0
Gilead Sciences Inc	COM	375558103	10025	195495	SH		Sole		195495	0	0
Grainger (W.W.) Inc	COM	384802104	216	1131	SH		Sole		1131	0	0
Halliburton Company	COM	406216101	417	14700	SH		Sole		14700	0	0
HCP Incorporated	COM	40414L109	12150	275204	SH		Sole		275204	0	0
Hershey Foods Corp	COM	427866108	650	9026	SH		Sole		9026	0	0
Home Depot Inc	COM	437076102	482	9100	SH		Sole		9100	0	0
Idexx Laboratories Inc	COM	45168D104	12118	126058	SH		Sole		126058	0	0
Intel Corporation	COM	458140100	9429	353816	SH		Sole		353816	0	0
Intl Business Machines Corp	COM	459200101	2309	11808	SH		Sole		11808	0	0
Ishares Iboxx Inv Grade Corp Bond ETF	IBOXX INV CPBD	464287242	2810	23898	SH		Sole		23898	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	4286	119477	SH		Sole		119477	0	0
Ishares MSCI EAFE IX	MSCI EAFE INDEX	464287465	523	10460	SH		Sole		10460	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	8793	224683	SH		Sole		224683	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	3899	69396	SH		Sole		69396	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	1637	18400	SH		Sole		18400	0	0
Ishares Tr US Treas Infl Protected ETF	BARCLYS TIPS BD	464287176	442	3690	SH		Sole		3690	0	0
Johnson & Johnson	COM	478160104	10576	156541	SH		Sole		156541	0	0
JPMorgan Chase & Co	COM	46625H100	378	10570	SH		Sole		10570	0	0
Mac Gray Corporation	COM	554153106	2428	172322	SH		Sole		172322	0	0
Market Vectors Gold ETF	GOLD MINER ETF	57060U100	483	10786	SH		Sole		10786	0	0
Marsh & McLennan Cos Inc	COM	571748102	293	9100	SH		Sole		9100	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	7288	120160	SH		Sole		120160	0	0
McDonalds Corp	COM	580135101	540	6095	SH		Sole		6095	0	0
Medtronic Inc	COM	585055106	7013	181072	SH		Sole		181072	0	0
Merck & Co Inc New	COM	58933Y105	1780	42645	SH		Sole		42645	0	0
Microchip Technology Inc	COM	595017104	2310	69821	SH		Sole		69821	0	0
Microsoft Corp	COM	594918104	14535	475147	SH		Sole		475147	0	0
Noranda Aluminum Holding Corp.	COM	65542W107	127	16000	SH		Sole		16000	0	0
Northeast Utilities	COM	664397106	7011	180646	SH		Sole		180646	0	0
Northern Trust Corp	COM	665859104	3359	72996	SH		Sole		72996	0	0
Nuance Communications Inc	COM	67020Y100	7148	300073	SH		Sole		300073	0	0
Paychex Incorporated	COM	704326107	6379	203100	SH		Sole		203100	0	0
Pepsico Incorporated	COM	713448108	10665	150937	SH		Sole		150937	0	0
Pfizer Incorporated	COM	717081103	594	25840	SH		Sole		25840	0	0
Philip Morris Intl Inc	COM	718172109	310	3557	SH		Sole		3557	0	0
Phillips 66	COM	718546104	482	14499	SH		Sole		14499	0	0
Portland General Electric Co	COM NEW	736508847	5835	218880	SH		Sole		218880	0	0
Praxair Incorporated	COM	74005P104	3709	34108	SH		Sole		34108	0	0
Procter & Gamble Co	COM	742718109	10187	166319	SH		Sole		166319	0	0
Qualcomm Inc	COM	747525103	10685	191903	SH		Sole		191903	0	0
Raytheon Co New	COM NEW	755111507	254	4490	SH		Sole		4490	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	215	3192	SH		Sole		3192	0	0
Schlumberger Limited	COM	806857108	6931	106773	SH		Sole		106773	0	0
Snap-On Inc.	COM	833034101	783	12580	SH		Sole		12580	0	0
Solera Holdings Inc	COM	83421A104	6975	166911	SH		Sole		166911	0	0
Southern Company	COM	842587107	562	12128	SH		Sole		12128	0	0
Spdr Gold Trust	GOLD SHS	78463V107	3570	23005	SH		Sole		23005	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	5773	42415	SH		Sole		42415	0	0
Staples Incorporated	COM	855030102	2839	217529	SH		Sole		217529	0	0
Stericycle Inc	COM	858912108	7162	78124	SH		Sole		78124	0	0
Stryker Corporation	COM	863667101	253	4590	SH		Sole		4590	0	0
Suncor Inc	COM	867224107	214	7376	SH		Sole		7376	0	0
Sycamore Networks Inc.	COM NEW	871206405	155	10650	SH		Sole		10650	0	0
Sysco Incorporated	COM	871829107	247	8300	SH		Sole		8300	0	0
Target Incorporated	COM	87612E106	266	4566	SH		Sole		4566	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	775	19650	SH		Sole		19650	0	0
Thermo Fisher Scientific Inc	COM	883556102	6050	116555	SH		Sole		116555	0	0
UGI Corporation	COM	902681105	11304	384100	SH		Sole		384100	0	0
Union Pacific Corp	COM	907818108	436	3654	SH		Sole		3654	0	0
United Parcel Service Inc Cl B	CL B	911312106	7043	89423	SH		Sole		89423	0	0
United Technologies Corp	COM	913017109	1154	15282	SH		Sole		15282	0	0
Valhi Incorporated	COM	918905100	3185	255000	SH		Sole		255000	0	0
Valley National Bancorp	COM	919794107	5149	485754	SH		Sole		485754	0	0
Vanguard Bond Index ETF	TOTAL BND MRKT	921937835	6448	76412	SH		Sole		76412	0	0
Vanguard Europe Fund	MSCI EUROPE ETF	922042874	214	5002	SH		Sole		5002	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	13734	169286	SH		Sole		169286	0	0
"Verastem, Inc. "	COM	92337C104	310	32009	SH		Sole		32009	0	0
VeriFone Systems Inc	COM	92342Y109	1463	44216	SH		Sole		44216	0	0
Verizon Communications Inc	COM	92343V104	629	14143	SH		Sole		14143	0	0
Visa Corporation	COM CL A	92826C839	7902	63916	SH		Sole		63916	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	6271	222537	SH		Sole		222537	0	0
Walgreen Company	COM	931422109	7454	251994	SH		Sole		251994	0	0
Watsco Inc	COM	942622200	7290	98774	SH		Sole		98774	0	0
Wellesley Bancorp.	COM	949485106	356	25000	SH		Sole		25000	0	0
Wells Fargo & Company	COM	949746101	6356	190076	SH		Sole		190076	0	0
Whole Foods Market Inc	COM	966837106	238	2500	SH		Sole		2500	0	0
Windstream Corp	COM	97381W104	3564	368914	SH		Sole		368914	0	0
Wisdomtree Chinese Yuan Fund	CHINESE YUAN ETF	97717W182	3389	134415	SH		Sole		134415	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	8004	182737	SH		Sole		182737	0	0

S REPORT SUMMARY             136   DATA RECORDS          549,777
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED